Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade accounts and notes receivables, net [member]
Statements [Line Items]
Summary of Financial Assets
Trade accounts and notes receivable as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023		2024
Current
Trade accounts and notes receivable	￦	9,382,308	9,654,809
Due from customers for contract work		1,704,256	1,488,180
Less: Allowance for doubtful accounts		(283,575)	(321,501)

	￦	10,802,989	10,821,488

Non-current
Trade accounts and notes receivable	￦	89,839	72,387
Less: Allowance for doubtful accounts		(47,323)	(44,608)

	￦	42,516	27,779